                      STRATEGIC PARTNERS OPPORTUNITY FUNDS
                         Gateway Center Three, 4th Floor
                               100 Mulberry Street
                            Newark, New Jersey 07102


                                   May 1, 2003

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   Strategic Partners Opportunity Funds ("Registrant"),
           1933 Act File No. 333-95849, 1940 Act File No. 811-09805
           --------------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the prospectuses of Strategic Partners Focused Growth, New Era Growth, Focused Value and Mid-Cap Value Funds, four series of Registrant, and the statements of additional information for these Funds, do not differ from those contained in post-effective amendment no. 9 to Registrant's registration statement on Form N-1A, which was electronically filed with the Commission on April 30, 2003.

     Please contact me at 973-367-1495 if you have any questions concerning this filing.


                                                Very truly yours,



                                                /s/ Lori E. Bostrom
                                                -------------------
                                                    Lori E. Bostrom
                                                    Secretary